Deferred revenue, current and non-current (Tables)	6 Months Ended
Jun. 30, 2014
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	June 30, 2014	December 31, 2013
Hires collected in advance	$279	$751
Deferred revenue from lubricants	221	271
Total	$500	$1,022
Less current portion	$(500)	$(972)
Non-current portion	$-	$50